SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 23, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Return of share capital to noncontrolling interest holder upon disposal of a PRC Domestic Entity's subsidiary				$ 683
Other than temporary impairment losses investments available for sale securities		$ 0	$ 8,417	0
Allowance for doubtful accounts		31,064	$ 21,397
Commitment deposits, default		10,219
Allowance for doubtful accounts for commitment deposits		500
Business tax and surcharges		$ 48,253	$ 44,003	38,783
Business tax rate		5.00%
Value added tax rate		6.00%
Advertising costs		$ 44,123	6,202	$ 8,627
Capital lease description
A lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

Percentage of estimated remaining economic life for lease term		75.00%
Percentage of fair value of leased property		90.00%
Percentage threshold for recognition of tax position that meet more likely than not measured at largest amount of tax benefit				50.00%
Net cash generated from (used in) operating activities		$ (165,310)	214,459	$ 408,056
Net income (loss)		(15,133)	253,217	298,662
Sublease rental income		18,241
Marketing services revenues recognized		52,000
Government grants		4,936	7,205	$ 4,031
Market Approach Valuation Technique [Member]
Significant Accounting Policies [Line Items]
Estimated fair value of convertible senior notes		$ 697,104	$ 353,316
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash equivalents maturity period		90 days
Short term investments maturity period		365 days
Membership services fee		$ 20,000
Commission rate		15.00%
Maximum [Member] | Loans Receivable [Member]
Significant Accounting Policies [Line Items]
Extended loan periods		36 months
Maximum [Member] | Cash And Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Short term investments maturity period		90 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Short term investments maturity period		90 days
Membership services fee		$ 5,000
Commission rate		5.00%
Minimum [Member] | Loans Receivable [Member]
Significant Accounting Policies [Line Items]
Extended loan periods		1 month
Guangxi Overseas Talent Industrial Park Investment Co Ltd [Member]
Significant Accounting Policies [Line Items]
Disposition of equity interest	60.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	40.00%